OTHER LONG-TERM LIABILITIES - Share-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	$ 426	$ 128	$ 203
Share-based compensation expense (recovery)	134	355	(46)
Cash payment for stock options surrendered	(6)	(7)	(1)
Transferred to common shares	(154)	(117)	(18)
Charged to (recovered from) Oil Sands Mining and Upgrading, net	14	67	(10)
Balance – end of year	414	426	128
Less: current portion	348	368	105
Non-current liabilities from share-based payment arrangements	66	58	23
Performance Share Units
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Share-based compensation expense (recovery)	$ 5	$ 0	$ 0